The Company and Nature of Operations	12 Months Ended
Dec. 31, 2025
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
The Company and Nature of Operations
1.	THE COMPANY AND NATURE OF OPERATIONS
Nature of Operations and Organization
Sohu.com Limited was incorporated in the Cayman Islands on May 30, 2003 as a direct wholly-owned subsidiary of Sohu.com Inc., which was incorporated in Delaware in August 1996 and was the ultimate parent company of the Sohu Group (as defined below) until its dissolution on May 31, 2018. On July 17, 2000, Sohu.com Inc. completed an initial public offering (“IPO”) of shares of its common stock on Nasdaq trading under the symbol “SOHU.” On May 31, 2018, pursuant to a proposal for the dissolution of Sohu.com Inc. and adoption of a plan of complete liquidation and dissolution of Sohu.com Inc. that was approved by the stockholders of Sohu.com Inc. at a special meeting of stockholders held on May 29, 2018, Sohu.com Inc. was dissolved, all outstanding shares of the common stock of Sohu.com Inc. were delisted and cancelled, and American Depositary Shares (“ADSs”) representing all outstanding ordinary shares of Sohu.com Limited were distributed on a share-for-share
basis to the stockholders of Sohu.com Inc. On June 1, 2018 Sohu.com Limited’s ADSs began trading on the Nasdaq Global Select Market under the same “SOHU” symbol in place of the common stock of Sohu.com Inc. As a result, Sohu.com Limited replaced Sohu.com Inc. as the top-tier,
publicly-traded holding company of the Sohu Group (as defined below). Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable), together with its subsidiaries and consolidated VIEs, are collectively referred to herein as the “Sohu Group,” the “Group” or the “Company.” As described elsewhere in this report, the Company does not own its consolidated VIEs, and the results of such VIEs’ operations only accrue to the Company through contractual arrangements between certain of the VIEs and/or such VIEs’ nominee shareholders, on the one hand, and certain of the Company’s subsidiaries, on the other hand. Accordingly, in appropriate contexts activities of the VIEs that the Company consolidates will be described separately from those of the Company’s direct and indirect owned subsidiaries and the use of the terms “Sohu Group,” “Group,” and “Company” may not include in those contexts the VIEs that the Company consolidates.
The Sohu Group consists of Sohu, which when referred to in this report, unless the context requires otherwise, consists of the businesses of Sohu.com Limited and its corresponding subsidiaries and the VIEs that it consolidates, excluding the businesses and the corresponding subsidiaries of Changyou and the VIEs that Changyou consolidates, and Changyou. As used in this report, “Changyou” refers to Changyou.com Limited, a Cayman Islands exempted company, and, unless the context requires otherwise, includes its subsidiaries and the VIEs that it consolidates, but excludes Fox Information Technology (Tianjin) Limited (“Video Tianjin”) and its subsidiaries. Changyou is a wholly-owned subsidiary of the Company.
Changyou completed its IPO on Nasdaq in April 2009, trading under the symbol “CYOU.” On April 17, 2020, Sohu acquired all outstanding shares of Changyou that it did not already beneficially own pursuant to the merger (the “Changyou Merger”) of an indirect newly-formed wholly-owned subsidiary with and into Changyou, with Changyou being the company surviving the Changyou Merger and continuing as a privately-held company that is wholly-owned by Sohu.com Limited. As a result of the completion of the Changyou Merger, Sohu.com Limited beneficially holds and controls 100% of the combined total of Changyou’s outstanding ordinary shares and 100% of the total voting power in Changyou and consolidates Changyou in its consolidated financial statements with no noncontrolling interests being recognized except for noncontrolling interests reflecting economic interests in Changyou’s subsidiaries.
The Sohu Group is a leading Chinese online media platform and game business group providing comprehensive online products and services on PCs and mobile devices in the Chinese mainland. Through the operation of Sohu and Changyou, the Sohu Group generates marketing services revenues, online game revenues, and other revenues. Most of the Sohu Group’s operations are conducted through the Group’s Chinese mainland-based subsidiaries and consolidated VIEs.
Starting in 2025, the Sohu Group has changed the name of its “brand advertising business” to the “marketing services business.” This change is intended to more accurately reflect the nature of the business, which consists primarily of advertising and other marketing-related services. To provide a consistent basis for comparison, the Sohu Group has renamed all relevant financial measures and disclosures in this report to align with this updated terminology.

The principal subsidiaries and VIEs through which the Group conducted its business operations as of December 31, 2025 are described below.

Name of Entity	Date of Incorporation	Place of Incorporation	Effective Interest Held through Equity Ownership/Contractual Arrangements.

Subsidiaries:
Sohu.com (Hong Kong) Limited	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Changyou.com Limited	Incorporated on August 6, 2007	Cayman Islands	100%
Changyou.com (HK) Limited	Incorporated on August 13, 2007	Hong Kong	100%
Beijing AmazGame Age Internet Technology Group Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	100%
Sohu.com (Game) Limited	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	100%
Changyou.com Korea LLC	Incorporated on January 7, 2010	South Korea	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Information Technology (Tianjin) Limited	Incorporated on November 17, 2011	People’s Republic of China	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	100%

VIEs:
Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Consolidated beginning on May 28, 2010	People’s Republic of China	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Guangzhou Qianjun Network Technology Co., Ltd. (“Guangzhou Qianjun”)	Consolidated beginning on November 25, 2014	People’s Republic of China	100%

Sohu’s Business
Marketing Services Business
Sohu’s main business is the marketing services business, which consists primarily of advertising and other marketing-related services. Sohu is an online media content and services provider. Through its social features, Sohu also enables users to generate and distribute content, as well as interact with each other on its platform. The majority of Sohu’s products and services are provided in the Chinese mainland across multiple Internet-enabled devices such as mobile phones, tablets and PCs, through the mobile phone applications Sohu News App and Sohu Video App, the mobile portal m.sohu.com, and the PC portal www.sohu.com.
Revenues generated by Sohu from the marketing services business are classified as marketing services revenues in the Sohu Group’s consolidated statements of comprehensive income.
Other Sohu Business
Sohu’s other business consists primarily of paid subscription services, revenue sharing from other platforms, and interactive broadcasting services. Revenues generated by Sohu from the other business are classified as other revenues in the Sohu Group’s consolidated statements of comprehensive income.
Changyou’s Business
Changyou’s business consists of the online game business and the platform channel business. The platform channel business consists primarily of marketing services.
Online Game Business
Changyou’s online game business offers PC games and mobile games to game players.

•
PC games.
PC games are interactive online games that are accessed and played simultaneously by hundreds of thousands of game players through personal computers and require that local client-end
game access software be installed on the computers used.

•	Mobile games. Mobile games are played on mobile devices and require an Internet connection.
All of Changyou’s games are operated under the item-based revenue model, meaning that game players can play the games for free, but may choose to pay for virtual items, which are non-physical
items that game players can purchase and use within a game, such as characters, weapons, gems, pets, skills, fashion items and other in-game
consumables, features and functionalities. Revenues derived from the operation of online games are classified as online game revenues in the Sohu Group’s consolidated statements of comprehensive income.
Changyou’s dominant games are the PC game Tian Long Ba Bu (“TLBB PC”) and the mobile game Legacy TLBB Mobile. For the year ended December 31, 2025, revenues from TLBB PC were $306.9 million, accounting for approximately 61% of Changyou’s online game revenues, approximately 60% of Changyou’s total revenues, and approximately 53% of the Sohu Group’s total revenues. For the year ended December 31, 2025, revenues from Legacy TLBB Mobile were $41.4 million, accounting for approximately 8% of Changyou’s online game revenues, approximately 8% of Changyou’s total revenues, and approximately 7% of the Sohu Group’s total revenues.
Platform Channel Business
Changyou’s platform channel business consists primarily of the operation of the 17173.com Website, which provides news, electronic forums, online videos, and other online game information services to game players. Changyou generates marketing services revenues from providing marketing services to third-party advertisers on the 17173.com Website.